Related parties (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 26,569,000	$ 17,673,000
Share-based compensation	11,525,000	10,464,000
Post-employment benefits	5,914,000	5,910,000
Termination benefits	916,000	608,000
Total compensation	44,924,000	34,655,000
Advances receivable from JV Inkai LLP	58,820,000	90,095,000
Cameco [member]
Disclosure of transactions between related parties [line items]
Advances receivable from JV Inkai LLP	$ 58,820,000	$ 90,095,000
Percentage of related party amounts receivable	40.00%	40.00%	40.00%	40.00%
Interest income	$ 2,182,000	$ 2,155,000
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Description of any retirement benefit plan termination terms	Upon resignation at the Company’s request, they are entitled to termination benefits of up to the lesser of 18 to 24 months or the period remaining until age 65. The termination benefits include gross salary plus the target short-term incentive bonus for the year in which termination occurs
Inkai [Member]
Disclosure of transactions between related parties [line items]
Loan facilities			$ 175,000,000
Interest rate basis	LIBOR plus 2%
Loan oustanding			$ 117,218,000	$ 167,750,000
Key management personnel resident [member] | Minimum [member]
Disclosure of transactions between related parties [line items]
Ownership in Cameco	25.00%		25.00%
Key management personnel non-resident [member] | Maximum [member]
Disclosure of transactions between related parties [line items]
Ownership in Cameco	15.00%		15.00%